Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal					$ 72	$ (242)
State					(34)	10
Total current income tax expense (benefit)					38	(232)
Deferred:
Federal					0	0
State					0	0
Total deferred income tax expense					0	0
Income tax expense (benefit)	$ 1,223	$ 10	$ 2,233	$ 16	$ 38	$ (232)